Intangible Assets (Details) - Schedule of Estimated Future Amortization of Intangible Assets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of Estimated Future Amortization of Intangible Assets [Abstract]
2023 (remainder)	$ 308
2024	299	$ 478
2025	51	332
2026	1	38
Total future amortization of amortizable intangible assets	$ 659	$ 848